Description of the Business (Details) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 09, 2022	Sep. 09, 2022	Dec. 14, 2021	Dec. 16, 2021	Jul. 28, 2021	Jul. 19, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 06, 2022
Description of the Business (Details) [Line Items]
Additional shares of common stock (in Shares)							7,499,993
Merger agreement, description							i.one-half of the Earnout Shares will be released if, within a 5-year period from Closing Date, the volume-weighted average price of our Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period; ii.one-quarter of the Earnout Shares will be released if, within a 5-year period from Closing Date, the volume-weighted average price of our Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and iii.one-quarter of the Earnout Shares will be released if, on or after December 31, 2022, within a 5-year period from Closing Date, the volume-weighted average price of our Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.			i.one-half of the Earnout Shares will be released if, within a 5-year period, the volume-weighted average price of our Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period; ii.one-quarter of the Earnout Shares will be released if, within a 5-year period, the volume-weighted average price of our Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and iii.one-quarter of the Earnout Shares will be released if, within a 5-year period, the volume-weighted average price of our Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Principal amount							$ 36,530,320			$ 36,530,320
Aggregate principal amount	$ 14,947,875	$ 14,947,875
Aggregate of principal amount										$ 31,000,000
Weighted average price of shares (in Dollars per share)											$ 1.13
Aggregate shares (in Shares)							3,100,000		1,000,000	3,100,000
Common stock per share (in Dollars per share)							$ 10			$ 10
Total equity financing							$ 31,000,000			$ 31,000,000
Exercise price (in Dollars per share)							$ 0.01			$ 0.01
Direct and incremental costs	12,582,000	12,582,000					$ 12,582,000
Exercise Price Per Share (in Dollars per share)									$ 13
Description of shares issued							follows (i) an aggregate of 36,650,778 shares of Common Stock, par value $0.0001 (the “Common Stock” of CLAQ prior to the Closing, and the Common Stock of Nauticus following the Closing) shares were issued to holders of Nauticus Common Stock in the Business Combination (ii) the right to receive 7,499,993 additional shares of Common Stock held in escrow pursuant to the terms of the Merger Agreement and as further described below (such additional escrowed shares, the “Earnout Shares”) and (iii) the issuance of 3,100,000 shares of Common Stock for the Equity Financing (as described below). An aggregate of 47,250,771 shares of Common Stock (inclusive of the Earnout Shares) was issued after the Business Combination.			(i) an aggregate of 36,650,778 shares of Common Stock, par value $0.0001 (the “Common Stock” of CLAQ prior to the Closing, and the Common Stock of Nauticus following the Closing) shares were issued to holders of Nauticus Common Stock in the Business Combination (ii) the right to receive 7,499,993 additional shares of Common Stock held in escrow pursuant to the terms of the Merger Agreement and as further described below (such additional escrowed shares, the “Earnout Shares”) and (iii) the issuance of 3,100,000 shares of Common Stock for the Equity Financing (as described below). An aggregate of 47,250,771 shares of Common Stock (inclusive of the Earnout Shares) was issued after the Business Combination.
Prepaid expense	30,157	30,157					$ (249,964)	$ (300,616)		$ (319,480)	$ 831,489
Accounts payable and accrued liabilities	14,796,942	14,796,942
Notes payable	850,333	850,333
Notes payable and net equity	(669,243)	(669,243)
Net cash amount	14,947,875	14,947,875					$ 14,947,875
Additional shares of common stock (in Shares)										7,499,993
Net cash at the closing date totaled	$ 14,947,875	$ 14,947,875
Non-refundable deposit										$ 5,420,000
Preferred Stock [Member]
Description of the Business (Details) [Line Items]
Aggregate shares (in Shares)										47,250,771
Public share price (in Shares)							0.01			0.01
SPA Warrants [Member]
Description of the Business (Details) [Line Items]
Exercise Price Per Share (in Dollars per share)							$ 20			$ 20
Warrants							$ 20,949,110			$ 20,949,110
Convertible debt (in Shares)							2,922,425			2,922,425
Additional warrant shares (in Shares)							2,922,425			2,922,425
Securities Purchase Agreement [Member]
Description of the Business (Details) [Line Items]
Net proceeds							$ 35,800,000			$ 35,800,000
Percentage of Issue discount							2.00%			2.00%
CleanTech Acquisition Corp [Member]
Description of the Business (Details) [Line Items]
Gross proceeds									$ 675,000		$ 675,000
Price per unit (in Dollars per share)											$ 1
Transaction costs											$ 3,916,281
Cash underwriting fees											3,450,000
Other cost											$ 466,281
Percentage of fair market value									80.00%		80.00%
Aggregate of public shares									20.00%		20.00%
Redeem outstanding shares, percentage									100.00%		100.00%
Public share price (in Dollars per share)									$ 10.1		$ 10.1
Common stock, par value (in Dollars per share)									$ 0.01		$ 0.01
Additional shares of common stock (in Shares)									7,500,000		7,500,000
Merger agreement, description									i.one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period; ii.one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and iii.one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.		(i)one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period; (ii)one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and (iii)one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Equity financing (in Dollars per share)			$ 35,300,000
Principal amount				$ 40,000,000
Aggregate issued amount percentage				120.00%							120.00%
Exercise price (in Dollars per share)				$ 20							$ 15
Original issue discount, percenatage				2.00%
Outstanding principal amount of the debentures, percentage				5.00%
Aggregate principal amount									$ 37,959,184		$ 37,959,184
Warrants shares (in Shares)									3,036,735		3,036,735
Associated warrants for an additional shares (in Shares)											3,036,735
Aggregate shares reserve equal									5.00%		10.00%
Net tangible assets											$ 5,000,001
Cash condition											$ 50,000,000
Percentage of voting power									88.80%		88.80%
Subscription Agreements, description									In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million.		In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million.
Warrants are exercisable percentage											10.00%
Exercise price, per share											$ 20
Weighted average price of shares (in Dollars per share)									$ 13		$ 13
Trust account cash									$ 172,785		$ 518,905
Working capital									$ 1,755,090		259,136
Merger Agreement									5 years
Aggregate shares (in Shares)			3,530,000
Common stock per share (in Dollars per share)			$ 10
Total equity financing			$ 35,300,000
Exercise price (in Dollars per share)				$ 20
Direct and incremental costs									$ 5,000,001
Incentive plan percentage												3.00%
Exercise price (in Dollars per share)									$ 20
Notes payable									$ 400,333
CleanTech Acquisition Corp [Member] | Preferred Stock [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)									15,062,524		15,062,524
CleanTech Acquisition Corp [Member] | Common Stock [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)									9,669,216		9,669,216
CleanTech Acquisition Corp [Member] | CleanTech Sponsor [Member]
Description of the Business (Details) [Line Items]
Sale of warrants (in Shares)									2,166,667		2,166,667
CleanTech Acquisition Corp [Member] | Subscription Agreements [Member]
Description of the Business (Details) [Line Items]
Additional shares of common stock (in Shares)			3,530,000						3,530,000
Purchase price, per price (in Dollars per share)			$ 10						$ 10
Principal amount				$ 40,000,000
CleanTech Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Description of the Business (Details) [Line Items]
Aggregate issued amount percentage				120.00%					120.00%
Exercise price (in Dollars per share)				$ 15					$ 15
Aggregate of principal amount											$ 40,000,000
Percentage of issued amount of debentures divided									100.00%
CleanTech Acquisition Corp [Member] | Initial Public Offering [Member]
Description of the Business (Details) [Line Items]
Initial public offering units (in Shares)						15,000,000
Share price, per share (in Dollars per share)						$ 10
Gross proceeds						$ 150,000,000
Sale of warrants (in Shares)									4,333,333		4,333,333
Purchased additional units (in Shares)									2,250,000		2,250,000
Net proceeds of sale of public units									$ 174,225,000		$ 174,225,000
CleanTech Acquisition Corp [Member] | Private Placement Warrants [Member]
Description of the Business (Details) [Line Items]
Sale of warrants (in Shares)									6,500,000		6,500,000
Price, per unit (in Dollars per share)											$ 1
Price per unit (in Dollars per share)									$ 1
Warrant per share (in Dollars per share)									$ 1		$ 1
Warrants shares (in Shares)											7,175,000
Warrants									$ 7,175,000
CleanTech Acquisition Corp [Member] | Over-Allotment Option [Member]
Description of the Business (Details) [Line Items]
Sale of warrants (in Shares)									675,000		675,000
Purchased additional units (in Shares)					2,250,000
Generating gross proceeds					$ 22,500,000
CleanTech Acquisition Corp [Member] | CleanTech Sponsor [Member]
Description of the Business (Details) [Line Items]
Price, per unit (in Dollars per share)									$ 1
CleanTech Acquisition Corp [Member] | Business Combination [Member]
Description of the Business (Details) [Line Items]
Percentage of acquires voting securities									50.00%		50.00%
Net tangible assets									$ 5,000,001
Business combination, description									It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.		It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.
Weighted average price of shares (in Dollars per share)											$ 13
CleanTech Acquisition Corp [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Description of the Business (Details) [Line Items]
Net tangible assets											$ 5,000,001
CleanTech Acquisition Corp [Member] | Minimum [Member]
Description of the Business (Details) [Line Items]
Incentive plan percentage												5.00%
CleanTech Acquisition Corp [Member] | Maximum [Member]
Description of the Business (Details) [Line Items]
Incentive plan percentage												10.00%
CleanTech Acquisition Corp [Member] | Stock Option [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)									4,055,704		4,055,704
CleanTech Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Description of the Business (Details) [Line Items]
Principal amount									$ 40,000,000
Convertible Notes [Member] | CleanTech Acquisition Corp [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)									5,299,543		5,299,543
Trust Account [Member] | Preferred Stock [Member]
Description of the Business (Details) [Line Items]
Public share price (in Dollars per share)							$ 0.01
Public share price (in Shares)										0.01